Equity method investments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jul. 24, 2020
Equity Method Investments and Joint Ventures [Abstract]
Oncacare Limited	$ 4,260		$ 4,534	$ 4,900
Equity method investment, ownership percentage	49.00%
Equity method investment, majority ownership percentage	51.00%
Equity method investment, period majority voting share capital can be sold to the company	2 years 6 months
Payments to Acquire Equity Method Investments	$ 2,500
Share of equity method investments	$ (274)	$ 0